Statement of Operations	1 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 MYR (RM) shares	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares
Operating expenses:
General and administrative expenses	$ (3,947)		$ (163,173)
Total operating expenses	(3,947)		(163,173)
Other income (expense):
Net income	$ (3,947)		$ (163,173)
Earnings per share
Basic | $ / shares	$ (3,947)		$ (163,173)
Diluted | $ / shares	$ (3,947)		$ (163,173)
Weighted average number of ordinary shares
Basic | shares	1		1	1
Diluted | shares	1		1	1
Titan Pharmaceuticals Inc [Member]
Operating expenses:
General and administrative expenses		$ 2,415,000			$ 4,557,000
Total operating expenses		2,415,000			4,557,000
Income from operations		(2,415,000)			(4,557,000)
Other income (expense):
Interest expense					1,000
Other income/(expense)		(70,000)			(150,000)
Total other income/(expenses), net		(70,000)			(149,000)
Income tax expense					1,000
Net income		$ (2,485,000)			$ (4,706,000)
Earnings per share
Basic | $ / shares		$ (2,937)					$ (7,319)
Diluted | $ / shares		$ (2,937)					$ (7,319)
Weighted average number of ordinary shares
Basic | shares		846					643
Diluted | shares		846					643
TALENTEC SDN. BHD. [Member]
Revenues			$ 2,683,126			$ 2,124,496
Cost of revenues			1,798,198			1,437,661
Gross profit			884,928	RM 50,000,000		686,835
Operating expenses:
Selling and marketing expenses			24,773			16,822
General and administrative expenses			634,105			551,353
Total operating expenses			658,878			568,175
Income from operations			226,050			118,660
Other income (expense):
Interest expense			(13,905)			(48,329)
Other income/(expense)			(2,234)			82,896
Total other income/(expenses), net			(16,139)			34,567
Income before income taxes			209,911			153,227
Income tax expense
Net income			209,911			153,227
Other comprehensive income:
Foreign currency translation adjustment, net of tax			64,567			(30,932)
Comprehensive income			$ 274,478			$ 122,295
Earnings per share
Basic | $ / shares			$ 0.36			$ 0.31
Diluted | $ / shares			$ 0.36			$ 0.31
Weighted average number of ordinary shares
Basic | shares			580,000	580,000		501,312
Diluted | shares			580,000	580,000		501,312